Note 25 - Post-employment and other employee benefit commitments. Net Defined Benefit Liability (asset) on the Balance Sheet (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment and other employee benefit commitments
Pension Commitments		€ 4,678,000,000	€ 5,050,000,000	€ 4,539,000,000
Early retirement commitments		1,793,000,000	1,486,000,000	1,247,000,000
Medical benefits commitments		1,114,000,000	1,580,000,000	1,562,000,000
Other long term employee benefits		49,000,000	61,000,000	62,000,000
Total commitments		7,398,000,000	8,177,000,000	7,647,000,000
Pension plan assets		1,608,000,000	1,961,000,000	1,694,000,000
Medical benefit plan assets		1,484,000,000	1,532,000,000	1,146,000,000
Total plan assets		3,092,000,000	3,493,000,000	2,840,000,000
Net asset on the balance sheet	[1]	4,305,000,000	4,684,000,000	4,807,000,000
Of Which Net Asset On The Consolidated Balance Sheet Post Employment	[2]	(16,000,000)	(8,000,000)	(41,000,000)
Of Which Net Liability Of The Consolidated Balance Sheet For Provisions For Pensions And Similar Obligations	[3]	4,272,000,000	4,631,000,000	4,787,000,000
Of Which Net Liability On The Consolidated Balance Sheet For Other Long Term Employee Benefits	[4]	€ 49,000,000	€ 61,000,000	€ 62,000,000

[1]

(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €125 million as of December 31, 20 20 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contr ibutions it could not be immediately refunded to the employer.

[2]	(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[3]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[4]	(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.